UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic          Southport, Connecticut             August 9, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

-------------------------------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total: $756,804
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2006
                                                               Value    Shares   SH/ Put/   Invtmt   Other      Voting Authority
           Issuer                     Type           Cusip     x 1000   Prn Amt  PRN Call   Dscrtn   Mngrs   Sole     Shared  None
ACERGY S A                      SPONSORED ADR      00443E104    5496      359200 SH          SOLE             359200    0       0
ACTIVE POWER INC                COM                00504W100   15884     4685448 SH          SOLE            4685448    0       0
APACHE CORP                     COM                037411105   16680      244400 SH          SOLE             244400    0       0
ARCH COAL INC                   COM                039380100    9817      231700 SH          SOLE             231700    0       0
ARENA RESOURCES INC             COM                040049108    1509       44000 SH          SOLE              44000    0       0
ATP OIL & GAS CORP              COM                00208J108    3023       72100 SH          SOLE              72100    0       0
BJ SVCS CO                      COM                055482103   18637      500200 SH          SOLE             500200    0       0
CAMERON INTERNATIONAL CORP      COM                13342B105   24774      518600 SH          SOLE             518600    0       0
CANADIAN NAT RES LTD            COM                136385101   15213      274700 SH          SOLE             274700    0       0
CHESAPEAKE ENERGY CORP          COM                165167107    5043      166700 SH          SOLE             166700    0       0
CNX GAS CORP                    COM                12618H309    3000      100000 SH          SOLE             100000    0       0
COMPLETE PRODUCTION SERVICES    COM                20453E109    4893      207000 SH          SOLE             207000    0       0
CONOCOPHILLIPS                  COM                20825C104   17215      262700 SH          SOLE             262700    0       0
CONSOL ENERGY INC               COM                20854P109    2756       59000 SH          SOLE              59000    0       0
COVANTA HLDG CORP               COM                22282E102     177       10000 SH          SOLE              10000    0       0
DENBURY RES INC                 COM NEW            247916208    7918      250000 SH          SOLE             250000    0       0
DEVON ENERGY CORP COM NEW       COM                25179M103    4229       70000 SH          SOLE              70000    0       0
DISTRIBUTED ENERGY SYS CORP     COM                25475V104     465       90000 SH          SOLE              90000    0       0
DOW CHEM CO                     COM                260543103    2342       60000 SH          SOLE              60000    0       0
DRESSER RAND GROUP INC          COM                261608103    2348      100000 SH          SOLE             100000    0       0
DYNEGY INC NEW                  CL A               26816Q101    2188      400000 SH          SOLE             400000    0       0
ENERGY CONVERSION DEVICES INC   COM                292659109     372       10200 SH          SOLE              10200    0       0
ENSCO INTL INC                  COM                26874Q100   29237      635300 SH          SOLE             635300    0       0
ENVIRONMENTAL PWR CORP          COM                29406L201     342       52200 SH          SOLE              52200    0       0
FUELCELL ENERGY INC             COM                35952H106    7055      736436 SH          SOLE             736436    0       0
GLOBAL INDS LTD                 COM                379336100   20002     1197714 SH          SOLE            1197714    0       0
GLOBALSANTAFE CORP              SHS                G3930E101   34167      591637 SH          SOLE             591637    0       0
GRANT PRIDECO INC               COM                38821G101   13653      305100 SH          SOLE             305100    0       0
HALLIBURTON CO                  COM                406216101   43665      588400 SH          SOLE             588400    0       0
HESS CORP                       COM                42809H107   18498      350000 SH          SOLE             350000    0       0
HESS CORP                       COM                42809H107   21140      400000 SH  CALL    SOLE             400000    0       0
INPUT/OUTPUT INC                COM                457652105   10764     1139100 SH          SOLE            1139100    0       0
INTEROIL CORP                   COM                460951106     530       27900 SH          SOLE              27900    0       0
INTEROIL CORP                   COM                460951106    1845       97100 SH  CALL    SOLE              97100    0       0
KFX INC                         COM                48245L107   31523     2063000 SH          SOLE            2063000    0       0
KFX INC                         COM                48245L107    5295      346500 SH  CALL    SOLE             346500    0       0
LOUISIANA PAC CORP              COM                546347105    2190      100000 SH          SOLE             100000    0       0
MAVERICK TUBE CORP              COM                577914104   12638      200000 SH  PUT     SOLE             200000    0       0
MAXWELL TECHNOLOGIES INC        COM                577767106     381       19400 SH          SOLE              19400    0       0
MCDERMOTT INTL INC              COM                580037109    9189      202100 SH          SOLE             202100    0       0
MIRANT CORP NEW                 COM                60467R100    4295      160251 SH          SOLE             160251    0       0
MIRANT CORP NEW                 W EXP 01/03/201    60467R118    6053      599261 SH          SOLE             599261    0       0
NATIONAL OILWELL VARCO INC      COM                637071101   35480      560332 SH          SOLE             560332    0       0
NEWPARK RES INC                 COM PAR $.01 NEW   651718504    4739      770500 SH          SOLE             770500    0       0
OCCIDENTAL PETE CORP DEL        COM                674599105   21961      214146 SH          SOLE             214146    0       0
OIL SVC HOLDRS TR               DEPOSITORY RCP     678002106   29884      200000 SH  PUT     SOLE             200000    0       0
PARTICLE DRILLING TE CHNOLOGI   COM                70212G101    1838      522100 SH          SOLE             522100    0       0
PETROQUEST ENERGY INC           COM                716748108    1228      100000 SH          SOLE             100000    0       0
POWERSHARES ETF TRUST           WNDRHLL CLN EN     73935X500    2091      110000 SH  PUT     SOLE             110000    0       0
PRIDE INTL INC DEL              COM                74153Q102   14728      471600 SH          SOLE             471600    0       0
RANGE RES CORP                  COM                75281A109    7816      287450 SH          SOLE             287450    0       0
RENTECH INC                     COM                760112102     884      190000 SH          SOLE             190000    0       0
ROWAN COS INC                   COM                779382100   18293      514000 SH          SOLE             514000    0       0
SMITH INTL INC                  COM                832110100   37061      833400 SH          SOLE             833400    0       0
ST MARY LD & EXPL CO            COM                792228108   12478      310000 SH          SOLE             310000    0       0
SUNOCO INC                      COM                86764P109    4199       60600 SH          SOLE              60600    0       0
SUN MICROSYSTEMS INC            COM                866810104     415      100000 SH          SOLE             100000    0       0
SUNCOR ENERGY INC               COM                867229106    3767       46500 SH          SOLE              46500    0       0
SUNTECH PWR HLDGS CO LTD        ADR                86800C104     706       25000 SH  CALL    SOLE              25000    0       0
TESORO CORP                     COM                881609101    2736       36800 SH          SOLE              36800    0       0
TETON ENERGY CORP               COM                881628101    3735      654100 SH          SOLE             654100    0       0
TODCO                           CL A               88889T107   37880      927300 SH          SOLE             927300    0       0
TRANSOCEAN INC                  ORD                G90078109   15454      192400 SH          SOLE             192400    0       0
ULTRALIFE BATTERIES INC         COM                903899102     445       43900 SH          SOLE              43900    0       0
VALERO ENERGY CORP NEW          COM                91913Y100   24266      364800 SH          SOLE             364800    0       0
VALERO ENERGY CORP NEW          COM                91913Y100   13304      200000 SH  CALL    SOLE             200000    0       0
VERASUN ENERGY CORP             COM                92336G106     567       21600 SH          SOLE              21600    0       0
VERITAS DGC INC                 COM                92343P107    3941       76400 SH          SOLE              76400    0       0
WARRIOR ENERGY SVC CRP          COM                936258102     268       11000 SH          SOLE              11000    0       0
WEATHERFORD INTERNATIONAL LTD   COM                G95089101    8887      179100 SH          SOLE             179100    0       0
XTO ENERGY INC                  COM                98385X106   11312      255533 SH          SOLE             255533    0       0

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